6. SEGMENT INFORMATION (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 902,932	$ 927,407	$ 930,854
Satellites, property and other equipment	1,703,039	1,791,847
Intangible assets	811,154	812,995
Other long-term financial assets	55,755	83,531
Other long-term assets	7,912	3,056
CANADA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	417,692	415,575	426,193
Satellites, property and other equipment	821,449	976,349
Intangible assets	734,751	734,061
Other long-term financial assets	43,779	72,395
Other long-term assets	6,925	2,885
UNITED STATES
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	318,779	311,159	319,473
Satellites, property and other equipment	103,567	118,512
Intangible assets	41,935	39,190
EUROPE, MIDDLE EAST & AFRICA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	61,317	80,532	64,624
Satellites, property and other equipment	775,055	693,903
Other long-term financial assets	8,043	8,059
Other long-term assets	987	171
LATIN AMERICA & CARIBBEAN
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	75,011	78,921	83,244
Intangible assets	25,962	30,510
ASIA & AUSTRALIA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	30,133	41,220	$ 37,320
ALL OTHERS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Satellites, property and other equipment	2,968	3,083
Intangible assets	8,506	9,234
Other long-term financial assets	$ 3,933	$ 3,077